Related-Party and Party-in-Interest Transactions (Details) - EBP 004 - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 10,770,029	$ 10,188,434
Vanguard Group
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Outstanding shares of common stock, percentage	14.00%	13.00%
Blackrock Inc
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Outstanding shares of common stock, percentage	12.00%	11.00%
Investment, Identifier [Axis]: Blackrock Inc | Common Collective Trust Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 3,200,000	$ 3,000,000
Investment, Identifier [Axis]: Blackrock Inc | Self-Directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	1,000	2,900
Investment, Identifier [Axis]: Fidelity | Self-Directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	360,500	314,800
Investment, Identifier [Axis]: Self-Directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	24,200	19,500
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 416,600	$ 400,800
HP Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3.8	4.2
Investments, at fair value	$ 84,300	$ 137,000
Cost of asset	5,600
Selling price	14,200
Dividend income on investment	$ 4,700